Financial instruments and risk management (Details 7) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Financial Instruments And Risk Management
Net income from derivative operations	R$ (364,638)	R$ (87,603)
Income (loss) from operations with other derivatives	R$ 160,414	R$ 285,009